BUSINESS COMBINATIONS	12 Months Ended
Mar. 31, 2026
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
BUSINESS COMBINATIONS

3.	BUSINESS COMBINATIONS

Overview of Acquisitions

During the year ended March 31, 2026, the Company completed the acquisition of the following entities:

● PJ Marine Singapore Pte. Ltd. on January 2, 2026

● Peijun Marine Consultant Co., Ltd. on January 27, 2026

● PJ Marine Shanghai Co., Ltd. on March 23, 2026

These acquisitions were accounted for as business combinations in accordance with ASC 805, Business Combinations. The Company concluded that each acquired entity met the definition of a business, as the acquired set included inputs and substantive processes capable of generating outputs.

The results of operations of PJ Marine Singapore Pte. Ltd., Peijun Marine Consultant Co., Ltd. and PJ Marine Shanghai Co., Ltd. have been included in the Company’s consolidated financial statements from their respective acquisition dates.

For the year ended March 31, 2026, the acquired businesses collectively contributed revenue of approximately US$817,704 and net income of approximately US$326,126 to the Company’s consolidated results of operations.

Pro forma revenue data and pro forma earnings data were not disclosed because the impact was immaterial.

Acquisition of PJ Marine Singapore Pte. Ltd.

On January 2, 2026, the Company acquired 100% equity interest in PJ Marine Singapore Pte. Ltd.

The total consideration comprised (i) cash consideration of US$965,000 payable at closing, and (ii) deferred cash consideration of US$965,000 payable one year after the acquisition date.

The deferred consideration is non-interest bearing (Note 10). The acquisition date fair value was determined by discounting the expected future payment using an appropriate discount rate reflecting market participant assumptions. The difference between the nominal amount and fair value is recognized as a deferred consideration payable at the acquisition date. The deferred consideration payable is subsequently measured at amortized cost using the effective interest method and accreted to its contractual settlement amount, with the unwinding of the discount recognized as interest expense over the one-year settlement period.

Fair value of consideration transferred	US$
Cash consideration paid at closing	965,000
Fair value of deferred consideration	794,032
Total consideration transferred	1,759,032

Net tangible assets acquired	US$
Assets
Cash and cash equivalents	521,927
Accounts receivable, net	576,370
Prepaid expenses and other current assets, net	250
Total assets acquired	1,098,547

Liabilities
Accounts payable	20,227
Accruals and other current liabilities	529,072
Dividend payable	426,092
Income tax payable	44,841
Total liabilities assumed	1,020,232

Net tangible assets acquired	78,315

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3.	BUSINESS COMBINATIONS – CONTINUED

Acquisition of PJ Marine Singapore Pte. Ltd. - Continued

Allocation of purchase consideration	US$
Net tangible assets acquired	78,315
Customer relationship intangible assets (Note 9)	737,757
Deferred tax liabilities (Note 11)	(125,419)
Total identifiable net assets acquired	690,653
Goodwill (Note 8)	1,068,379
Total consideration transferred	1,759,032

The Company used the multi-period excess earnings method (“MEEM”) to estimate the fair value of acquired customer relationships using a discount rate of 22.53%. The valuation incorporated significant assumptions, including forecasted revenue growth, customer attrition rates and an appropriate discount rate based on expected future business conditions.

Goodwill represents the excess of consideration transferred over the fair value of identifiable net assets acquired and is primarily attributable to expected synergies from the assembled workforce and anticipated post-acquisition integration benefits. Goodwill is not expected to be deductible for income tax purposes.

Direct acquisition-related costs were immaterial and expensed as incurred.

Acquisition of Peijun Marine Consultant Co., Ltd.

On January 27, 2026, the Company acquired a 60% equity interest in Peijun Marine Consultants Co., Ltd. (“Peijun”) and obtained control of the entity. The acquisition was accounted for using the acquisition method under ASC 805, Business Combinations.

The acquiree’s identifiable assets and liabilities have been recognized at 100% of their fair values, and a non-controlling interest (“NCI”) has been recognized for the 40% interest not acquired. The Company applies the full goodwill method under ASC 805.

The total consideration comprised (i) cash consideration of US$250,531 payable at closing, and (ii) deferred cash consideration of US$250,531 payable one year after the acquisition date.

The deferred consideration is non-interest bearing (Note 10). The acquisition date fair value was determined by discounting the expected future payment using an appropriate discount rate reflecting market participant assumptions. The difference between the nominal amount and fair value is recognized as a deferred consideration payable at the acquisition date. The deferred consideration payable is subsequently measured at amortized cost using the effective interest method and accreted to its contractual settlement amount, with the unwinding of the discount recognized as interest expense over the one-year settlement period.

Fair value of consideration transferred	US$
Cash consideration paid at closing	250,531
Fair value of deferred consideration	210,580
Total consideration transferred	461,111

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3.	BUSINESS COMBINATIONS – CONTINUED

Acquisition of Peijun Marine Consultant Co., Ltd. – Continued

Net tangible assets acquired	US$
Assets
Cash and cash equivalents	357,512
Accounts receivable, net	118,604
Total assets acquired	476,116

Liabilities
Accounts payables	128,851
Accruals and other current liabilities	109,280
Dividend payable	237,895
Total liabilities assumed	476,026

Net tangible assets acquired	90

Allocation of purchase consideration	US$
Net tangible assets acquired	90
Customer relationship intangible assets (Note 9)	412,655
Deferred tax liabilities (Note 11)	(68,088)
Total identifiable net assets acquired	344,657

Reconciliation of goodwill:
Total consideration transferred	461,111
Add: Fair value of non-controlling interest	307,407
Less: Identifiable net assets acquired	(344,657)
Goodwill (Note 8)	423,861

The non-controlling interest was measured at fair value at the acquisition date based on the implied equity value of Peijun Marine Consultant Co., Ltd. derived from the consideration paid for the controlling interest.

The Company used the multi-period excess earnings method (“MEEM”) to estimate the fair value of acquired customer relationships using a discount rate of 19.97%. The valuation incorporated significant assumptions, including forecasted revenue growth, customer attrition rates and an appropriate discount rate based on expected future business conditions.

Goodwill represents the excess of the consideration transferred together with the fair value of the non-controlling interest over the fair value of the identifiable net assets acquired and is primarily attributable to expected synergies, the assembled workforce and anticipated post-acquisition integration benefits. Goodwill is not expected to be deductible for income tax purposes.

Direct acquisition-related costs were immaterial and expensed as incurred.

Acquisition of PJ Marine Shanghai Co., Ltd

On March 23, 2026, the Company acquired a 60% equity interest in PJ Marine Shanghai Co., Ltd (“PJ SH”) and obtained control of the entity. The acquisition was accounted for using the acquisition method under ASC 805, Business Combinations.

The acquiree’s identifiable assets and liabilities have been recognized at 100% of their fair values, and a non-controlling interest (“NCI”) has been recognized for the 40% interest not acquired. The Company applies the full goodwill method under ASC 805.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3.	BUSINESS COMBINATIONS – CONTINUED

Acquisition of PJ Marine Shanghai Co., Ltd – Continued

The total consideration comprised (i) cash consideration of US$602,500 payable at closing, and (ii) deferred cash consideration of US$602,500 payable one year after the acquisition date.

The deferred consideration is non-interest bearing (Note 10). The acquisition date fair value was determined by discounting the expected future payment using an appropriate discount rate reflecting market participant assumptions. The difference between the nominal amount and fair value is recognized as a deferred consideration payable at the acquisition date. The deferred consideration payable is subsequently measured at amortized cost using the effective interest method and accreted to its contractual settlement amount, with the unwinding of the discount recognized as interest expense over the one-year settlement period.

Fair value of consideration transferred	US$
Cash consideration paid at closing	602,500
Fair value of deferred consideration	508,661
Total consideration transferred	1,111,161

Net tangible assets acquired	US$
Assets
Cash and cash equivalents	154,852
Accounts receivable, net	162,533
Prepaid expenses and other current assets, net	20,265
Total assets acquired	337,650

Liabilities
Accounts payables	10,220
Dividend payable	168
Total liabilities assumed	10,388

Net tangible assets acquired	327,262

Allocation of purchase consideration	US$
Net tangible assets acquired	327,262
Customer relationship intangible assets (Note 9)	154,912
Deferred tax liabilities (Note 11)	(38,728)
Total identifiable net assets acquired	443,446

Reconciliation of goodwill:
Total consideration transferred	1,111,161
Add: Fair value of non-controlling interest	740,774
Less: Identifiable net assets acquired	(443,446)
Goodwill (Note 8)	1,408,489

The non-controlling interest was measured at fair value at the acquisition date based on the implied equity value of PJ Marine Shanghai Co., Ltd. derived from the consideration paid for the controlling interest.

The Company used the multi-period excess earnings method (“MEEM”) to estimate the fair value of acquired customer relationships using a discount rate of 19.45%. The valuation incorporated significant assumptions, including forecasted revenue growth, customer attrition rates and an appropriate discount rate based on expected future business conditions.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Acquisition of PJ Marine Shanghai Co., Ltd – Continued

Goodwill represents the excess of the consideration transferred together with the fair value of the non-controlling interest over the fair value of the identifiable net assets acquired and is primarily attributable to expected synergies, the assembled workforce and anticipated post-acquisition integration benefits. Goodwill is not expected to be deductible for income tax purposes.

Direct acquisition-related costs were immaterial and expensed as incurred.

The carrying amount of deferred consideration payable as of March 31, 2026 is presented within Accruals and Other Current Liabilities in the consolidated balance sheets (Note 10)